SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jan. 12, 2021
Deferred offering costs	$ 0	$ 61,894
Unrecognized tax benefits	0	0
Cash, FDIC Insured Amount	250,000
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Statutory tax rate (as a percent)	21.00%
Anti-dilutive securities attributable to warrants (in shares)		187,500
Initial Public Offering
Deferred offering costs	$ 5,131,593
Initial Public Offering | Subsequent Event
Deferred offering costs			$ 4,844,093